PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 994,980
Depreciation	108,452	$ 117,945
Balance, end of period	896,800	994,980
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	120,478
Balance, end of period	123,549	120,478
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	353,013
Balance, end of period	341,376	353,013
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	435,359
Balance, end of period	374,633	435,359
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	48,460
Balance, end of period	41,086	48,460
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	37,670
Balance, end of period	16,156	37,670
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,038,193	1,924,018
Additions	42,638	142,933
Transfers	0	0
Disposals(1)	(124,290)	(28,758)
Balance, end of period	1,956,541	2,038,193
Disposals(1)	124,290	28,758
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	120,478	70,957
Additions	3,812	49,791
Transfers	0	0
Disposals(1)	(741)	(270)
Balance, end of period	123,549	120,478
Disposals(1)	741	270
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	558,847	550,885
Additions	8,549	10,585
Transfers	5,506	5,169
Disposals(1)	(1,438)	(7,792)
Balance, end of period	571,464	558,847
Disposals(1)	1,438	7,792
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,149,837	1,085,345
Additions	10,826	37,461
Transfers	28,441	43,564
Disposals(1)	(118,492)	(16,533)
Balance, end of period	1,070,612	1,149,837
Disposals(1)	118,492	16,533
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	171,361	159,201
Additions	5,657	7,663
Transfers	1,361	8,660
Disposals(1)	(3,619)	(4,163)
Balance, end of period	174,760	171,361
Disposals(1)	3,619	4,163
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	37,670	57,630
Additions	13,794	37,433
Transfers	(35,308)	(57,393)
Disposals(1)	0	0
Balance, end of period	16,156	37,670
Disposals(1)	0	0
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Disposals(1)	(106,800)
Disposals(1)	106,800
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,043,213)	(933,543)
Depreciation	108,452	117,945
Disposals(1)	97,937	17,832
Write-downs and impairments	6,013	9,557
Balance, end of period	(1,059,741)	(1,043,213)
Disposals(1)	(97,937)	(17,832)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation	0	0
Disposals(1)	0	0
Write-downs and impairments	0	0
Balance, end of period	0	0
Disposals(1)	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(205,834)	(181,821)
Depreciation	24,537	25,037
Disposals(1)	304	2,899
Write-downs and impairments	21	1,875
Balance, end of period	(230,088)	(205,834)
Disposals(1)	(304)	(2,899)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(714,478)	(640,418)
Depreciation	70,497	79,335
Disposals(1)	94,883	11,932
Write-downs and impairments	5,887	6,657
Balance, end of period	(695,979)	(714,478)
Disposals(1)	(94,883)	(11,932)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(122,901)	(111,304)
Depreciation	13,418	13,573
Disposals(1)	2,750	3,001
Write-downs and impairments	105	1,025
Balance, end of period	(133,674)	(122,901)
Disposals(1)	(2,750)	(3,001)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation	0	0
Disposals(1)	0	0
Write-downs and impairments	0	0
Balance, end of period	0	0
Disposals(1)	0	$ 0
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Disposals(1)	84,200
Disposals(1)	$ (84,200)